Revenue Recognition (Consolidated Statements of Income) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2018		Sep. 30, 2018		Jun. 30, 2018		Mar. 31, 2018		Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017		Mar. 31, 2017		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Service Revenues																	$ 152,345	$ 145,597	$ 148,884
Equipment Revenues																	18,411	14,949	14,902
Total operating revenues	$ 47,993	[1]	$ 45,739		$ 38,986	[1]	$ 38,038	[1]	$ 41,676	[1],[2]	$ 39,668		$ 39,837	[1]	$ 39,365		170,756	160,546	163,786
Other cost of revenues																	32,906	37,942	38,582
Selling, general and administrative																	36,765	35,465	36,845
Total operating expenses																	144,660	140,576	140,243
Operating Income	6,160	[1]	7,269		6,466	[1]	6,201	[1]	1,281	[1],[2]	5,807		6,526	[1]	6,356		26,096	19,970	23,543
Income Before Income Taxes																	24,873	15,139	19,812
Income taxes expense																	4,920	(14,708)	6,479
Net Income	5,130	[1]	4,816		5,248	[1]	4,759	[1]	19,136	[1],[2]	3,123		4,014	[1]	3,574		19,953	29,847	13,333
Net Income attributable to AT&T	$ 4,858	[1]	$ 4,718		$ 5,132	[1]	$ 4,662	[1]	$ 19,037	[1],[2]	$ 3,029		$ 3,915	[1]	$ 3,469		$ 19,370	$ 29,450	$ 12,976
Basic Earnings Per Share Attributable to AT&T	$ 0.66	[3]	$ 0.65	[3]	$ 0.81	[3]	$ 0.75	[3]	$ 3.08	[3]	$ 0.49	[3]	$ 0.63	[3]	$ 0.56	[3]	$ 2.85	$ 4.77	$ 2.1
Diluted Earnings Per Share Attributable to AT&T	$ 0.66	[3]	$ 0.65	[3]	$ 0.81	[3]	$ 0.75	[3]	$ 3.08	[3]	$ 0.49	[3]	$ 0.63	[3]	$ 0.56	[3]	$ 2.85	$ 4.76	$ 2.1
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Service Revenues																	$ 157,979
Equipment Revenues																	16,324
Total operating revenues																	174,303
Other cost of revenues																	36,636
Selling, general and administrative																	38,961
Total operating expenses																	150,586
Operating Income																	23,717
Income Before Income Taxes																	22,494
Income taxes expense																	4,337
Net Income																	18,157
Net Income attributable to AT&T																	$ 17,597
Basic Earnings Per Share Attributable to AT&T																	$ 2.59
Diluted Earnings Per Share Attributable to AT&T																	$ 2.59

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).
[3]
Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.